Prepaid Expenses and Other Current Assets (Details) - USD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Prepaid Expenses And Other Current Assets [Abstract]
Other receivable		$ 892,703
Advances to employees		21,910
Security deposits		$ 317,459
Other receivable settled percentage		74.90%	74.90%
Deferred initial public offering costs	[1]		$ 629,748

[1]	Deferred initial public offering costs of nil and $629,748 was included in “prepaid expenses and other current assets” as of June 30, 2023 and 2022, respectively.